Other Expenses, By Nature	12 Months Ended
Dec. 31, 2022
OTHER EXPENSES, BY NATURE
Other Expenses, By Nature

32.  OTHER EXPENSE, BY NATURE

Other miscellaneous operating expense for the years ended December 31, 2022, 2021, and 2020, are detailed as follows:

	For the years ended December 31,
	2022	2021	2020
Other Expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(83,023,012)	(74,650,311)	(74,630,728)
Write-off of property, plant and equipment (1)	(52,799,997)	—	—
Repairs and maintenance	(50,001,947)	(43,670,583)	(49,051,950)
Insurance premiums	(24,551,805)	(23,487,377)	(19,992,385)
Environmental expenses	(10,091,657)	(7,998,327)	(8,313,182)
Administrative expenses	(9,895,827)	(9,072,602)	(7,214,238)
Taxes and charges	(6,773,397)	(6,316,351)	(5,675,978)
Leases and rental costs	(5,436,911)	(3,790,971)	(4,958,760)
Marketing, public relations and advertising	(2,991,329)	(1,971,879)	(2,491,884)
Travel expenses	(3,197,752)	(1,220,870)	(2,223,358)
Indemnities and fines	(354,539)	(76,693)	(1,029,517)
Other supplies and services	(19,916,674)	(17,294,861)	(15,011,354)
Total	(269,034,847)	(189,550,825)	(190,593,334)

(1)See explanation in Note 16 c) v).